Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2011
Registrant Name	dei_EntityRegistrantName	GPS Funds II
Central Index Key	dei_EntityCentralIndexKey	0001504079
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul. 31, 2011
GuidePath(SM) Strategic Asset Allocation Fund (First Prospectus Summary) | GuidePath(SM) Strategic Asset Allocation Fund | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GPSTX
GuidePath(SM) Tactical Constrained(SM) Asset Allocation Fund (First Prospectus Summary) | GuidePath(SM) Tactical Constrained(SM) Asset Allocation Fund | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GPTCX
GuidePath(SM)Tactical Unconstrained(SM) Asset Allocation Fund (First Prospectus Summary) | GuidePath(SM)Tactical Unconstrained(SM) Asset Allocation Fund | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GPTUX
GuidePath(SM) Absolute Return Asset Allocation Fund (First Prospectus Summary) | GuidePath(SM) Absolute Return Asset Allocation Fund | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GPARX
GuideMark(SM) Large Cap Growth Fund (First Prospectus Summary) | GuideMark(SM) Large Cap Growth Fund | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMLGX
GuideMark(SM) Large Cap Value Fund (First Prospectus Summary) | GuideMark(SM) Large Cap Value Fund | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMLVX
GuideMark(SM) Small/Mid Cap Core Fund (First Prospectus Summary) | GuideMark(SM) Small/Mid Cap Core Fund | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMSMX
GuideMark(SM) World ex-US Fund (First Prospectus Summary) | GuideMark(SM) World ex-US Fund | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMWEX
GuideMark(SM) Opportunistic Equity Fund (First Prospectus Summary) | GuideMark(SM) Opportunistic Equity Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMOPX
GuideMark(SM) Global Real Return Fund (First Prospectus Summary) | GuideMark(SM) Global Real Return Fund | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMGLX
GuideMark(SM) Core Fixed Income Fund (First Prospectus Summary) | GuideMark(SM) Core Fixed Income Fund | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMCOX
GuideMark(SM) Tax-Exempt Fixed Income Fund (First Prospectus Summary) | GuideMark(SM) Tax-Exempt Fixed Income Fund | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMTEX
GuideMark(SM) Opportunistic Fixed Income Fund (First Prospectus Summary) | GuideMark(SM) Opportunistic Fixed Income Fund | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMIFX
GuidePath(SM) Strategic Asset Allocation Fund (Second Prospectus Summary) | GuidePath(SM) Strategic Asset Allocation Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GISRX
GuidePath(SM) Tactical Constrained(SM) Asset Allocation Fund (Second Prospectus Summary) | GuidePath(SM) Tactical Constrained(SM) Asset Allocation Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GITTX
GuidePath(SM)Tactical Unconstrained(SM) Asset Allocation Fund (Second Prospectus Summary) | GuidePath(SM)Tactical Unconstrained(SM) Asset Allocation Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GITUX
GuidePath(SM) Absolute Return Asset Allocation Fund (Second Prospectus Summary) | GuidePath(SM) Absolute Return Asset Allocation Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIARX
GuideMark(SM) Large Cap Growth Fund (Second Prospectus Summary) | GuideMark(SM) Large Cap Growth Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GILGX
GuideMark(SM) Large Cap Value Fund (Second Prospectus Summary) | GuideMark(SM) Large Cap Value Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GILVX
GuideMark(SM) Small/Mid Cap Core Fund (Second Prospectus Summary) | GuideMark(SM) Small/Mid Cap Core Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GISMX
GuideMark(SM) World ex-US Fund (Second Prospectus Summary) | GuideMark(SM) World ex-US Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIWEX
GuideMark(SM) Opportunistic Equity Fund (Second Prospectus Summary) | GuideMark(SM) Opportunistic Equity Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIOEX
GuideMark(SM) Global Real Return Fund (Second Prospectus Summary) | GuideMark(SM) Global Real Return Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIGLX
GuideMark(SM) Core Fixed Income Fund (Second Prospectus Summary) | GuideMark(SM) Core Fixed Income Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GICFX
GuideMark(SM) Tax-Exempt Fixed Income Fund (Second Prospectus Summary) | GuideMark(SM) Tax-Exempt Fixed Income Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GITFX
GuideMark(SM) Opportunistic Fixed Income Fund (Second Prospectus Summary) | GuideMark(SM) Opportunistic Fixed Income Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIOFX